TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2022	2021
Deferred tax assets:

Goodwill and Intangible assets	$253	$291
Other temporary differences (1)	10,763	13,307
Temporary differences related to inventory (2)	8,150	6,909
Carryforward losses, deductions and credits (3)	4,569	1,584
Less-valuation allowance	(1,796)	(717)

Total deferred tax assets	21,939	21,374

Deferred tax liabilities:

Property and equipment	(5,846)	(10,507)
Intangible Assets	(1,687)	(2,006)
Other temporary differences	(2,443)	(2,973)

Total deferred tax liabilities	(9,976)	(15,486)

Deferred tax assets, net	$11,963	$5,888
(1)	Deriving mainly from provision for labor related, provision for loss contingencies and lease accounting in accordance with ASC842.

(2)	Deriving mainly from the provision for slow moving inventory and IRS section 263(a).

(3)

Certain subsidiaries have tax loss carry-forwards totaling approximately $30,964 which can be carried forward and offset against taxable income, these carry-forward tax losses have no expiration date. In addition to the above, the Company carried back its 2020 U.S. subsidiaries losses in accordance with the CARES act.

Reconciliation of Effective Tax Rate to Statutory Tax Rate
	Year ended December 31,
	2022	2021	2020

Income (loss) before taxes on income	$(55,608)	$19,839	$12,322

Statutory tax rate in Israel	23%	23%	23%

Income (loss) taxes at statutory rate	$(12,790)	$4,563	$2,834

Increase (decrease) in tax expenses resulting from:

Tax benefit arising from reduced rate as an "Preferred Enterprise"	2,622	(1,245)	(120)
Non-deductible expenses, net	10,745	1,039	1,764
Decrease in taxes from prior years, also related to settlement with tax authorities	(735)	(1,502)	(868)
Tax adjustment in respect of foreign subsidiaries' different tax rates	(239)	(650)	(251)
Uncertain tax position	-	110	1,659
Changes in valuation allowance	1,079	(385)	(280)
Others	76	20	(38)

Income tax expense	$758	$1,950	$4,700

Effective tax rate	(1)%	10%	38%

Per share amounts (basic and diluted) of the tax benefit resulting from an "Preferred Enterprise"	$0.12	$(0.04)	$(0.00)

Schedule of Income before Taxes on Income
	Year ended December 31,
	2022	2021	2020

Domestic	$(18,671)	$19,539	$12,859
Foreign	(36,937)	300	(537)

	$(55,608)	$19,839	$12,322

Schedule of Tax Expenses on Income
	Year ended December 31,
	2022	2021	2020

Current taxes	$6,832	$6,423	$5,597
Deferred taxes	(6,074)	(4,473)	(897)

	$758	$1,950	$4,700

Domestic	$436	$1,190	$3,886
Foreign	322	760	814

	$758	$1,950	$4,700

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits

Gross tax liabilities at January 1, 2020	$4,913

Increase in tax positions for current year	1,659
Addition of tax position of prior years	118
Decrease in tax position resulting from settlement	(3,027)

Gross tax liabilities at December 31, 2020	3,663

Increase in tax positions for current year	110

Gross tax liabilities at December 31, 2021	3,773

Release of tax position of prior years	(882)

Gross tax liabilities at December 31, 2022	$2,891